PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Jun. 30, 2026
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Provision for decommissioning restoration and rehabilitation costs

Amounts in R million	Note	2026	2025

Balance at the beginning of the year		558.7	616.8
Unwinding of provision	7	51.0	58.6
Addition of environmental rehabilitation provision recognised to related asset (a)		34.7	—
Change in estimate of environmental rehabilitation provision recognised in profit or loss (b)	5.1	(13.1)	(98.0)
Change in estimate of environmental rehabilitation provision recognised to related asset (c)	9	114.9	7.4
Environmental rehabilitation payments (d)		(24.8)	(26.1)
To reduce liabilities with a related asset		(24.8)	(26.1)
To reduce liabilities without a related asset	13	—	—

Balance at the end of the year		721.4	558.7
Environmental rehabilitation payments to reduce the liability		(24.8)	(26.1)
Ongoing rehabilitation expenditure[1]		(19.7)	(19.3)
Total cash spent on environmental rehabilitation		(44.5)	(45.4)
[1]The Group also performs ongoing environmental rehabilitation arising from its current activities concurrently with production. These costs do not represent a reduction of the above liability and are expensed as operating costs.

Schedule of environmental rehabilitation provision

Amounts in R million	Ergo	FWGR	Other	Total

Expected discounted cash flows:
Between one and two years	92.3	22.4	3.5	118.2
Between three and five years	98.8	17.4	—	116.2
Between six and ten years	50.6	49.8	—	100.4
Between eleven and twenty years	47.2	41.2	—	88.4
After twenty years	212.1	76.5	9.6	298.2

	501.0	207.3	13.1	721.4